Non-controlling Interests - Summary of Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Beginning balance	$ (1,237,174)
Non-controlling interest's share of loss	88,354	$ (326,461)
Ending balance	(1,148,820)	(1,237,174)
Oyu Tolgoi [member]
Disclosure of subsidiaries [line items]
Beginning balance	(1,237,174)	(910,135)
Non-controlling interest's share of loss	88,354	(326,461)
Common share investments funded on behalf of non-controlling interest	137,700	219,300
Funded amounts repayable to the Company	(137,700)	(219,300)
Ending balance	(1,148,820)	(1,237,174)
Oyu Tolgoi [member] | Impact of change in accounting policy
Disclosure of subsidiaries [line items]
Beginning balance		(578)
Ending balance
Oyu Tolgoi [member] | As Restated [Member]
Disclosure of subsidiaries [line items]
Beginning balance	$ (1,237,174)	(910,713)
Ending balance		$ (1,237,174)